PROMISSORY NOTES - RELATED PARTY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
PROMISSORY NOTES ? RELATED PARTY [Abstract]
Schedule of Promissory Notes

	March 31, 2014	December 31, 2013
	(Unaudited)
Promissory note issued to a company owned by one of the stockholders in October 2013 with a term of six months and bear interest at the rate of 15%. The proceeds from the note were used to pay the deposit to purchase the Company's building located in Longwood, Florida. In March 2014 the Company paid the promissory note balance of $120,000.	$-	$120,000

Promissory notes issued to two directors in October 2013, in place of the Company's expense reimbursement, the notes have a term of six months and bear interest at the rate of 15%. In March 2014 the Company paid the promissory notes in the amount of $62,125.	-	62,125

Promissory note issued to a stockholder in November 2013 with a term of six months and bear interest at the rate of 15%. In March 2014 the Company paid the promissory note in the amount of $20,000.	-	20,000

Promissory note issued to a stockholder in December 2013 with a term of six months and bear interest at the rate of 15%. In March 2014 the Company paid the promissory note in the amount of $22,500.	-	22,500

Promissory note issued to a company owned by one of the stockholders in March 2014, due on demand and bear interest at the rate of 15% per annum.	600,000	-
	$600,000	$224,625

	2013	2012

Promissory note issued to a company owned by one of the stockholders in October 2013 with a term of six months and bear interest at the rate of 15%. The proceeds from the note were used to pay the deposit to purchase the Company's building located in Longwood, Florida (see Note 3)	$120,000	$-

Promissory notes issued to two directors in October 2013, in place of the Company's expense reimbursement, the notes have a term of six months and bear interest at the rate of 15%.	62,125	-

Promissory note issued to a stockholder in November 2013 with a term of six months and bear interest at the rate of 15%.	20,000	-

Promissory note issued to a stockholder in December 2013 with a term of six months and bear interest at the rate of 15%.	22,500	-

	$224,625	$-